Summary Of Significant Accounting Policies - Additional Information (Detail) - USD ($)			6 Months Ended		12 Months Ended
	Jan. 01, 2020	Jan. 01, 2019	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Advertising costs					$ 500,000	$ 200,000
Contract with Customer, Asset			$ 2,649,000		3,796,000
Revenues			14,659,000	$ 9,411,000	21,135,000	$ 13,713,000
Revenue recognized from performance obligations satisfied over time			0		$ 0
Treasury Stock, Shares, Acquired					0	0
Preferred Stock, Convertible, Shares Issuable					0	0
Accounts Receivable, Allowance for Credit Loss, Current			0	0	$ 0	$ 0
Deferred Offering Costs			7,100,000		0
Revision of Prior Period, Error Correction, Adjustment [Member]
Increase decrease in stock-based compensation expense			600,000	14,900	3,000.0	100,000
Increase decrease In additional paid in capital and accumulated deficit	$ 500,000	$ 400,000	55,900	600,000	$ 500,000	$ 500,000
Increase decrease in selling, general and administrative expenses				1,700,000
Increase decrease in interest expense				300,000
Increase decrease in gain on discontinued operations				1,400,000
Maximum [Member]
Equity Method Investment, Ownership Percentage					50.00%
Minimum [Member]
Equity Method Investment, Ownership Percentage					20.00%
Gen3 satellites [Member]
Revenues			$ 300,000		$ 1,500,000
Estimated contract losses				$ 3,300,000	6,600,000
Current Asset Member [Member]
Contract with Customer, Asset					$ 300,000
Two Thousand Stock Incentive Plan [Member]
Number of shares authorized for issuance under share-based payment arrangement.			1,608,800
Two Thousand Stock Incentive Plan [Member] | Share-based Payment Arrangement, Option [Member]
Number of shares authorized for issuance under share-based payment arrangement.					98,253,287
Two Thousand Fourteen Stock incentive plan [Member]
Number of shares authorized for issuance under share-based payment arrangement.			188,253,287		1,608,800
Osprey Technology Acquisition Corp [Member]
Federal depository insurance coverage			$ 250,000		$ 250,000
Revenues			$ 0		$ 0
IPO And Private Placement [Member] | Osprey Technology Acquisition Corp [Member]
Class of warrants to purchase common stock					24,137,500